Right-of-use assets - Net - Additional Information (Details) - MXN ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Future cash flows derived from residual value guarantees	$ 0		$ 0
Expenses related to low-value leased assets and short-term leases	9,837,000	$ 9,574,000	18,370,000	$ 6,387,000	$ 2,232,000
Variable lease payments	0	0	0	0	0
Total cash outflow for lease	1,139,828,000	859,684,000	1,186,260,000	826,730,000	598,432,000
Depreciation of right-of-use asset	481,244,000	421,872,000	598,031,000	484,916,000	315,358,000
Future cash flows derived from extensions	0	0	0	0	0
Building
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use asset	$ 432,802,000		$ 553,468,000	460,485,000
Store Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Average term of lease contracts	10 years		10 years
Depreciation of right-of-use asset	$ 21,393,000		$ 23,870,000	15,197,000
Transportation equipment
Disclosure of quantitative information about right-of-use assets [line items]
Average term of lease contracts	8 years		8 years
Depreciation of right-of-use asset	$ 27,049,000		$ 20,693,000	9,234,000
Bottom of range | Building
Disclosure of quantitative information about right-of-use assets [line items]
Average term of lease contracts	5 years		5 years
Top of range | Building
Disclosure of quantitative information about right-of-use assets [line items]
Average term of lease contracts	20 years		20 years
Selling, General and Administrative Expense
Disclosure of quantitative information about right-of-use assets [line items]
Expenses related to low-value leased assets and short-term leases	$ 9,837,000	9,574,000	$ 18,370,000	6,387,000	2,232,000
Cost of Sales
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use asset	87,549,000	63,627,000	89,931,000	66,935,000	60,059,000
Sale Expenses
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use asset	$ 393,695,000	$ 358,245,000	$ 508,100,000	$ 417,981,000	$ 255,299,000